Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ (42,431)	$ 192,024	$ 135,140	$ 159,514	$ (35,525)	$ (35,525)	$ 0	$ 0
Net loss attributable to redeemable noncontrolling interest	1,080	(12,063)	(20,501)	(29,621)	(42,200)	(73,384)	1,080	0
Change in redemption value of redeemable noncontrolling interest	5,826			25,229		268,423
Ending balance	$ (35,525)	$ 155,122	$ 108,982	$ 155,122	$ 108,982	$ 159,514	$ (35,525)	$ (42,431)